CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Share capital CNY (¥)		Share capital USD ($)	Subscription receivable [Member] CNY (¥)	Subscription receivable [Member] USD ($)	Treasury shares [Member] CNY (¥)	Treasury shares [Member] USD ($)	Warrant outstanding [Member] CNY (¥)	Warrant outstanding [Member] USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Other reserves CNY (¥)	Other reserves USD ($)	Accumulated losses CNY (¥)	Accumulated losses USD ($)	Total CNY (¥)	Total USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2021	¥ 0	[1]		¥ 0						¥ 423,329		¥ 0		¥ (393,890)		¥ 29,439		¥ 0		¥ 29,439
Comprehensive loss
Net loss for the year														(5,637,365)		(5,637,365)				(5,637,365)
Other comprehensive loss												(35,201)				(35,201)				(35,201)
Total comprehensive loss for the year												(35,201)		(5,637,365)		(5,672,566)				(5,672,566)
Transactions with equity holders:
Subdivision of shares	110,375	[1]								(110,375)
Issuance of shares, net	25,910	[1]								3,917,674						3,943,584				3,943,584
Deemed issuance of shares upon the Merger transaction	10,226	[1]								1,881,758						1,891,984				1,891,984
Exercise of options	219	[1]								5,203						5,422				5,422
Capital contribution from a controlling shareholder										27,179						27,179				27,179
Share-based compensation from ESOP										195,669						195,669				195,669
Share-based compensation from controlling shareholder ESOP										18,163						18,163				18,163
Ending balance at Dec. 31, 2022	146,730	[1]		0						6,358,600		(35,201)		(6,031,255)		438,874		0		438,874
Comprehensive loss
Net loss for the year														(1,306,913)		(1,306,913)		(237)		(1,307,150)
Other comprehensive loss												(30,498)				(30,498)				(30,498)
Total comprehensive loss for the year												(30,498)		(1,306,913)		(1,337,411)		(237)		(1,337,648)
Transactions with equity holders:
Issuance of shares, net	7,175			(4,696)						128,247						130,726				130,726
Exercise of options	3,471									(1,110)						2,361				2,361
Conversion of convertible bonds to shares	7,807									311,528						319,335				319,335
Capital contributions from non-controlling shareholders																		4,279		4,279
Non-controlling interests arising from business combination																		(608)		(608)
Share-based compensation from ESOP										393,825						393,825				393,825
Share-based compensation from controlling shareholder ESOP										5,251						5,251				5,251
Ending balance at Dec. 31, 2023	165,183			(4,696)		¥ 0		¥ 0		7,196,341		(65,699)		(7,338,168)		(47,039)		3,434		(43,605)
Comprehensive loss
Net loss for the year														(913,484)		(913,484)		(958)		(914,442)	$ (125,278)
Other comprehensive loss												(31,495)				(31,495)				(31,495)	(4,315)
Total comprehensive loss for the year												(31,495)		(913,484)		(944,979)		(958)		(945,937)	(129,593)
Transactions with equity holders:
Issuance of shares, net	3,380							29,587		1,145						34,112				34,112
Exercise of options	16,133									(8,159)						7,974				7,974
Conversion of convertible bonds to shares	1,982									27,803						29,785				29,785
Capital contributions from non-controlling shareholders										12,133						12,133		(2,333)		9,800
Acquisition of treasury shares						(6,862)										(6,862)				(6,862)
Disposal of subsidiaries																		178		178
Share-based compensation from ESOP										161,231						161,231				161,231
Share-based compensation from controlling shareholder ESOP										(810)						(810)				(810)
Ending balance at Dec. 31, 2024	¥ 186,678		$ 25,575	¥ (4,696)	$ (643)	¥ (6,862)	$ (940)	¥ 29,587	$ 4,053	¥ 7,389,684	$ 1,012,383	¥ (97,194)	$ (13,316)	¥ (8,251,652)	$ (1,130,472)	¥ (754,455)	$ (103,360)	¥ 321	$ 44	¥ (754,134)	$ (103,316)

[1]	Representing amount less than RMB1,000.